Acquisition of the Oriental VIP Room (Details Textual) - USD ($)	1 Months Ended	12 Months Ended
	Jun. 26, 2013	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Business Acquisition [Line Items]
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Liability		$ 0	$ (30,215,735)	$ 60,918,569
VIP Room [Member]
Business Acquisition [Line Items]
Acquire Right Percentage Of Profit Interest	100.00%
Payments to Acquire Businesses, Gross	$ 20,000,000
Business Acquisition Cost Of Acquired Entity Cash Paid Installment Two		2,500,000,000
Estimated Contingent Purchase Price	57,803,560
Business Acquisition Estimated Purchase Price Cash	10,000,000
Business Acquisition Purchase Price Contingent Cash and Ordinary Shares	$ 47,803,560
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Liability		$ 24,807,965	$ 34,741,232